INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details) - Number	Mar. 31, 2018	Mar. 31, 2017
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	39	53
Series 15 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	9	13
Series 16 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	12	17
Series 17 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	4	5
Series 18 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	11	12
Series 19 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	3	6